Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
Effect of:
State taxes, net of federal tax benefit	(6.30%)	4.20%	5.80%
Change in valuation allowance	22.90%	(21.70%)	(25.50%)
Loss on extinguishment	0.00%	0.00%	(1.50%)
Warrant remeasurement	(35.30%)	(0.10%)	(0.50%)
Transaction costs	(5.20%)	0.00%	0.00%
Nondeductible officer compensation	20.90%	0.00%	0.00%
Stock compensation	(17.30%)	(1.00%)	0.00%
Other, net	1.80%	(0.30%)	0.70%
Effective tax rate	2.50%	2.10%	0.00%